SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2018
Operating Segments [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION
IFRS 8, Operating Segments, requires operating segments to be determined based on information that is regularly reviewed by the Executive Management and the Board of Directors for the purpose of allocating resources to the segment and to assess its performance. Key measures used by the Chief Operating Decision Maker (“CODM”) in assessing performance and in making resource allocation decisions are Funds from Operations (“FFO”) and earnings before interest, tax, depreciation and amortization (“Adjusted EBITDA”), which enable the determination of return on the equity deployed. FFO is calculated as net income excluding the impact of depreciation and amortization, deferred income taxes, breakage and transaction costs, and non-cash valuation gains or losses. Adjusted EBITDA is calculated as net income excluding the impact of depreciation and amortization, interest expense, current and deferred income taxes, breakage and transaction costs, and non-cash valuation gains or losses.

	Total attributable to Brookfield Infrastructure
FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2018 US$ MILLIONS	Utilities	Transport	Energy	Data Infrastructure(1)	Corporate	Total	Contribution from investments in associates	Attributable to non- controlling interest	As per IFRS financials(2)

Revenues	$245	$410	$137	$45	$—	$837	$(368)	$575	$1,044
Costs attributed to revenues	(68)	(237)	(68)	(22)	—	(395)	211	(283)	(467)
General and administrative costs	—	—	—	—	(54)	(54)	—	—	(54)
Adjusted EBITDA	177	173	69	23	(54)	388	(157)	292
Other (expense) income	(8)	—	3	(1)	16	10	4	(26)	(12)
Interest expense	(30)	(40)	(18)	(3)	(13)	(104)	30	(51)	(125)
FFO	139	133	54	19	(51)	294	(123)	215
Depreciation and amortization	(43)	(85)	(38)	(17)	—	(183)	91	(96)	(188)
Deferred taxes	(12)	(1)	(1)	—	1	(13)	(3)	(10)	(26)
Mark-to-market on hedging items and other	(10)	(23)	(20)	1	79	27	34	(15)	46
Share of earnings from associates	—	—	—	—	—	—	1	—	1
Net income attributable to non-controlling interest and preferred unitholders	—	—	—	—	—	—	—	(94)	(94)
Net income (loss) attributable to partnership(3)	$74	$24	$(5)	$3	$29	$125	$—	$—	$125

	Total attributable to Brookfield Infrastructure
FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2017 US$ MILLIONS	Utilities	Transport	Energy	Data Infrastructure(1)	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(2)

Revenues	$278	$395	$123	$41	$—	$837	$(408)	$505	$934
Costs attributed to revenues	(73)	(224)	(60)	(18)	—	(375)	220	(218)	(373)
General and administrative costs	—	—	—	—	(59)	(59)	—	—	(59)
Adjusted EBITDA	205	171	63	23	(59)	403	(188)	287
Other (expense) income	(8)	1	3	(1)	7	2	1	(16)	(13)
Interest expense	(29)	(38)	(23)	(3)	(17)	(110)	44	(41)	(107)
FFO	168	134	43	19	(69)	295	(143)	230
Depreciation and amortization	(57)	(75)	(35)	(19)	—	(186)	91	(111)	(206)
Deferred taxes	(12)	2	5	3	(3)	(5)	(3)	(10)	(18)
Mark-to-market on hedging items and other	(12)	(18)	(12)	(1)	(48)	(91)	19	13	(59)
Share of earnings from associates	—	—	—	—	—	—	36	—	36
Net income attributable to non-controlling interest and preferred unitholders	—	—	—	—	—	—	—	(122)	(122)
Net income (loss) attributable to partnership(3)	$87	$43	$1	$2	$(120)	$13	$—	$—	$13

	Total attributable to Brookfield Infrastructure
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2018 US$ MILLIONS	Utilities	Transport	Energy	Data Infrastructure(1)	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(2)

Revenues	$517	$834	$290	$88	$—	$1,729	$(791)	$1,119	$2,057
Costs attributed to revenues	(137)	(483)	(142)	(42)	—	(804)	431	(503)	(876)
General and administrative costs	—	—	—	—	(112)	(112)	—	—	(112)
Adjusted EBITDA	380	351	148	46	(112)	813	(360)	616
Other (expense) income	(11)	2	8	(2)	33	30	4	(51)	(17)
Interest expense	(61)	(83)	(36)	(6)	(30)	(216)	72	(95)	(239)
FFO	308	270	120	38	(109)	627	(284)	470
Depreciation and amortization	(101)	(184)	(71)	(37)	—	(393)	202	(190)	(381)
Deferred taxes	(27)	12	(3)	2	1	(15)	(12)	(14)	(41)
Mark-to-market on hedging items and other	(57)	(62)	(38)	1	(67)	(223)	98	(54)	(179)
Gain on sale of associates	—	—	—	—	338	338	—	—	338
Share of losses from associates	—	—	—	—	—	—	(4)	—	(4)
Net income attributable to non-controlling interest and preferred unitholders	—	—	—	—	—	—	—	(212)	(212)
Net income attributable to partnership(3)	$123	$36	$8	$4	$163	$334	$—	$—	$334

	Total attributable to Brookfield Infrastructure
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2017 US$ MILLIONS	Utilities	Transport	Energy	Data Infrastructure(1)	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(2)

Revenues	$454	$770	$265	$80	$—	$1,569	$(788)	$809	$1,590
Costs attributed to revenues	(121)	(434)	(116)	(35)	—	(706)	411	(421)	(716)
General and administrative costs	—	—	—	—	(110)	(110)	—	—	(110)
Adjusted EBITDA	333	336	149	45	(110)	753	(377)	388
Other (expense) income	(7)	(2)	6	(1)	27	23	7	(16)	14
Interest expense	(58)	(77)	(50)	(6)	(29)	(220)	93	(74)	(201)
FFO	268	257	105	38	(112)	556	(277)	298
Depreciation and amortization	(89)	(151)	(68)	(36)	—	(344)	179	(161)	(326)
Deferred taxes	(18)	7	—	5	(2)	(8)	(1)	(9)	(18)
Mark-to-market on hedging items and other	(28)	(39)	(19)	(2)	(81)	(169)	40	18	(111)
Share of earnings from associates	—	—	—	—	—	—	59	—	59
Net income attributable to non-controlling interest and preferred unitholders	—	—	—	—	—	—	—	(146)	(146)
Net income (loss) attributable to partnership(3)	$133	$74	$18	$5	$(195)	$35	$—	$—	$35

1.	During the second quarter of 2018, our Communications Infrastructure segment was renamed to Data Infrastructure. There was no concurrent change in the operations which comprise the segment.

2.
The above table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance. Each segment is presented on a proportionate basis, taking into account Brookfield Infrastructure’s ownership in operations accounted for using the consolidation and equity methods under IFRS. The above table reconciles Brookfield Infrastructure’s proportionate results to our partnership’s Consolidated Statements of Operating Results on a line by line basis by aggregating the components comprising the earnings from our partnership’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests.

3.	Includes net income (loss) attributable to non-controlling interests—Redeemable Partnership Units held by Brookfield, general partner and limited partners.
Segment assets
For the purpose of monitoring segment performance and allocating resources between segments, the CODM monitors the assets, including investments accounted for using the equity method, attributable to each segment.
The following is an analysis of Brookfield Infrastructure’s assets by reportable operating segment for the periods under review:

	Total Attributable to Brookfield Infrastructure
AS OF JUNE 30, 2018	Utilities	Transport	Energy	Data Infrastructure	Corporate	Total	Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
US$ MILLIONS
Total assets	$4,828	$6,457	$3,104	$1,072	$(781)	$14,680	$(2,391)	$12,115	$4,426	$28,830

	Total Attributable to Brookfield Infrastructure
AS OF DECEMBER 31, 2017	Utilities	Transport	Energy	Data Infrastructure	Corporate	Total	Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
US$ MILLIONS
Total assets	$6,542	$6,990	$3,134	$1,049	$(1,083)	$16,632	$(3,134)	$11,668	$4,311	$29,477

1.
The above table provides each segment’s assets in the format that management organizes its segments to make operating decisions and assess performance. Each segment is presented on a proportionate basis, taking into account Brookfield Infrastructure’s ownership in operations using consolidation and the equity method whereby our partnership either controls or exercises significant influence over the investment respectively. The above table reconciles Brookfield Infrastructure’s proportionate assets to total assets presented on our partnership’s Consolidated Statements of Financial Position by removing net liabilities contained within investments in associates and joint ventures and reflecting the assets attributable to non-controlling interests, and adjusting for working capital assets which are netted against working capital liabilities.